Bank Loan Core Fund
Portfolio of Investments
March 31, 2023 (unaudited)
Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—81.0%
		Aerospace/Defense—1.7%
$4,747,692		Peraton Corp., Term Loan B–1st Lien, 8.590% (1-month USLIBOR +3.750%), 2/1/2028	$4,698,245
2,189,006		TransDigm, Inc., 2023 Term Loan I–1st Lien, 8.148% (SOFR CME +3.250%), 8/24/2028	2,185,723
3,891,966		Vectra Co., Term Loan–1st Lien, 8.090% (1-month USLIBOR +3.250%), 3/8/2025	3,317,901
1,561,650		Vectra Co., Term Loan–2nd Lien, 12.090% (1-month USLIBOR +7.250%), 3/8/2026	921,373
		TOTAL	11,123,242
		Airlines—0.5%
3,000,000		American Airlines, Inc., 2021 Term Loan–1st Lien, 9.558% (3-month USLIBOR +4.750%), 4/20/2028	3,050,835
		Automotive—1.8%
1,396,500		American Axle and Manufacturing, Inc., 2022 Term Loan B–1st Lien, 8.447% (SOFR CME +3.500%), 12/13/2029	1,390,390
2,325,349		Clarios Global, LP, 2021 USD Term Loan B–1st Lien, 8.090% (1-month USLIBOR +3.250%), 4/30/2026	2,317,594
2,210,038		DexKo Global, Inc., 2021 USD Term Loan B–1st Lien, 8.909% (3-month USLIBOR +3.750%), 10/4/2028	2,076,054
900,000		DexKo Global, Inc., 2022 USD Term Loan–1st Lien, 11.398% (SOFR CME +6.500%), 10/4/2028	859,500
2,849,592		TI Group Automotive Systems, LLC, 2021 USD Term Loan–1st Lien, 8.409% (3-month USLIBOR +3.250%), 12/16/2026	2,846,031
1,960,000		Truck Hero, Inc., 2021 Term Loan B–1st Lien, 8.590% (1-month USLIBOR +3.750%), 1/31/2028	1,751,407
		TOTAL	11,240,976
		Banking—0.1%
753,568		Diebold Nixdorf, Inc., 2022 Super Priority Term Loan–1st Lien, 11.629% (SOFR CME +6.500%), 7/15/2025	794,543
		Building Materials—3.0%
1,447,500		American Builders & Contractors Supply Co., Inc., 2019 Term Loan–1st Lien, 6.907% (SOFR CME +2.000%), 1/15/2027	1,441,826
1,711,633		Cornerstone Building Brands, Inc., 2021 Term Loan B–1st Lien, 7.934% (1-month USLIBOR +3.250%), 4/12/2028	1,519,947
1,350,000		Cornerstone Building Brands, Inc., 2022 Term Loan–1st Lien, 10.452% (SOFR CME +5.625%), 8/1/2028	1,269,000
1,898,478		CP Atlas Buyer, Inc., 2021 Term Loan B–1st Lien, 8.407% (SOFR CME +3.500%), 11/23/2027	1,693,376
2,414,078		Foundation Building Materials Holding Co., LLC, 2021 Term Loan–1st Lien, 8.075% (3-month USLIBOR +3.250%), 1/31/2028	2,351,988
2,708,061		Icebox Holdco III, Inc., 2021 Term Loan–1st Lien, 8.659% (3-month USLIBOR +3.500%), 12/22/2028	2,565,468
2,160,000		Icebox Holdco III, Inc., 2021 Term Loan–2nd Lien, 11.909% (3-month USLIBOR +6.750%), 12/21/2029	1,933,200
301,587	[2]	IPS Corp., 2021 Delayed Draw Term Loan–1st Lien, TBD, 10/2/2028	283,492
1,681,587		IPS Corp., 2021 Term Loan–1st Lien, 8.407% (1-month USLIBOR +3.500%), 10/2/2028	1,580,691
1,462,500		SRS Distribution, Inc., 2021 Term Loan B–1st Lien, 8.340% (1-month USLIBOR +3.500%), 6/2/2028	1,416,066
983,719		SRS Distribution, Inc., 2022 Incremental Term Loan–1st Lien, 8.157% (SOFR CME +3.250%), 6/2/2028	951,010
2,415,525		White Cap Buyer, LLC, Term Loan B–1st Lien, 8.557% (SOFR CME +3.750%), 10/19/2027	2,394,582
		TOTAL	19,400,646
		Cable Satellite—1.7%
1,826,306		Charter Communications Operating, LLC, 2019 Term Loan B2–1st Lien, 6.557% (SOFR CME +1.750%), 2/1/2027	1,812,325
3,659,099		DirecTV Financing, LLC, Term Loan–1st Lien, 9.840% (1-month USLIBOR +5.000%), 8/2/2027	3,529,787
2,000,000		UPC Financing Partnership, 2021 USD Term Loan AX–1st Lien, 7.609% (1-month USLIBOR +2.925%), 1/31/2029	1,964,590
2,000,000		Virgin Media Bristol, LLC, 2023 USD Term Loan Y–1st Lien, 8.130% (SOFR CME +3.250%), 2/28/2031	1,978,130
1,500,000		Ziggo Financing Partnership, USD Term Loan I–1st Lien, 7.184% (1-month USLIBOR +2.500%), 4/30/2028	1,484,377
		TOTAL	10,769,209
		Chemicals—3.4%
1,340,000		Axalta Coating Systems Dutch Holding B B.V., 2022 USD Term Loan B4–1st Lien, 7.898% (SOFR CME +3.000%), 12/20/2029	1,343,632
2,921,258		Element Solutions, Inc., 2019 Term Loan B1–1st Lien, 6.807% (1-month USLIBOR +2.000%), 1/31/2026	2,921,521
1,000,000		H.B. Fuller Co., 2023 Term Loan B–1st Lien, 7.307% (SOFR CME +2.500%), 2/15/2030	1,006,250
2,225,059		Illuminate Buyer, LLC, 2021 Term Loan–1st Lien, 8.340% (1-month USLIBOR +3.500%), 6/30/2027	2,190,648
2,157,706		Lonza Group AG, USD Term Loan B–1st Lien, 9.159% (3-month USLIBOR +4.000%), 7/3/2028	2,009,569
2,617,108		Messer Industries GmbH, 2018 USD Term Loan–1st Lien, 7.660% (3-month USLIBOR +2.500%), 3/2/2026	2,614,792

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Chemicals—continued
$1,705,063		Olympus Water US Holding Corp., 2021 USD Term Loan B–1st Lien, 8.938% (3-month USLIBOR +3.750%), 11/9/2028	$1,619,818
2,160,289		Polar US Borrower, LLC, 2018 Term Loan–1st Lien, 9.021%–11.750% (SOFR CME +4.750%, PRIME +3.750%), 10/15/2025	1,808,075
2,391,626		Potters Industries, LLC, Term Loan B–1st Lien, 9.159% (3-month USLIBOR +4.000%), 12/14/2027	2,379,668
982,500		PQ Corp., 2021 Term Loan B–1st Lien, 7.325% (3-month USLIBOR +2.500%), 6/9/2028	976,359
2,960,000		Sparta U.S. Holdco, LLC, 2021 Term Loan–1st Lien, 7.919% (1-month USLIBOR +3.250%), 8/2/2028	2,935,950
		TOTAL	21,806,282
		Consumer Cyclical Services—2.4%
2,277,081		Allied Universal Holdco, LLC, 2021 USD Incremental Term Loan B–1st Lien, 8.657% (SOFR CME +3.750%), 5/12/2028	2,165,880
2,141,616		AP Core Holdings II, LLC, Amortization Term Loan B1–1st Lien, 10.340% (1-month USLIBOR +5.500%), 9/1/2027	2,088,076
2,000,000		AP Core Holdings II, LLC, High-Yield Term Loan B2–1st Lien, 10.340% (1-month USLIBOR +5.500%), 9/1/2027	1,951,670
1,986,148		Core & Main, LP, 2021 Term Loan B–1st Lien, 7.392%–7.608% (3-month USLIBOR +2.500%, SOFR CME +2.500%), 7/27/2028	1,976,217
1,496,523		Garda World Security Corp., 2021 Term Loan B–1st Lien, 9.109% (SOFR CME +4.250%), 10/30/2026	1,484,371
3,948,274		Jack Ohio Finance, LLC, Term Loan–1st Lien, 9.590% (1-month USLIBOR +4.750%), 10/4/2028	3,800,214
2,000,000		Topgolf Callaway Brands Corp., Term Loan B–1st Lien, 8.260% (SOFR CME +3.500%), 3/15/2030	1,990,790
		TOTAL	15,457,218
		Consumer Products—3.9%
2,838,358		BCPE Empire Holdings, Inc., 2019 Term Loan B–1st Lien, 8.840% (1-month USLIBOR +4.000%), 6/11/2026	2,797,783
841,500		BCPE Empire Holdings, Inc., 2022 Incremental Term Loan–1st Lien, 9.532% (SOFR CME +4.625%), 6/11/2026	833,985
2,435,063		CNT Holdings I Corp., 2020 Term Loan–1st Lien, 8.125% (SOFR CME +3.500%), 11/8/2027	2,400,972
1,500,000		CNT Holdings I Corp., 2020 Term Loan–2nd Lien, 11.375% (3-month USLIBOR +6.750%), 11/6/2028	1,423,748
3,440,125		Diamond (BC) B.V., 2021 Term Loan B–1st Lien, 7.575% (3-month USLIBOR +2.750%), 9/29/2028	3,431,800
2,548,747		Energizer Holdings, Inc., 2020 Term Loan–1st Lien, 7.116% (SOFR CME +2.250%), 12/22/2027	2,534,410
3,935,025		Illuminate Merger Sub Corp., Term Loan–1st Lien, 7.840% (1-month USLIBOR +3.500%), 7/21/2028	3,749,745
4,000,000		Illuminate Merger Sub Corp., Term Loan–2nd Lien, 11.590% (1-month USLIBOR +6.750%), 7/23/2029	3,190,000
634,003		New Constellis Borrower, LLC, 2020 PIK Term Loan–2nd Lien, 15.840% (1-month USLIBOR +11.000%), 3/27/2025	368,911
3,915,126		Sunshine Luxembourg VII S.a.r.l., 2021 Term Loan B3–1st Lien, 8.909% (3-month USLIBOR +3.750%), 10/1/2026	3,883,629
		TOTAL	24,614,983
		Diversified—0.4%
990,000		Pre-Paid Legal Services, Inc., 2021 Term Loan–1st Lien, 8.590% (1-month USLIBOR +3.750%), 12/15/2028	975,873
2,000,000		Pre-Paid Legal Services, Inc., 2021 Term Loan–2nd Lien, 11.840% (1-month USLIBOR +7.000%), 12/14/2029	1,750,000
		TOTAL	2,725,873
		Diversified Manufacturing—2.1%
1,955,312		Gardner Denver, Inc., 2020 USD Term Loan B2–1st Lien, 6.657% (SOFR CME +1.750%), 3/1/2027	1,951,958
1,325,953		Gates Global, LLC, 2021 Term Loan B3–1st Lien, 7.407% (1-month USLIBOR +2.500%), 3/31/2027	1,320,305
1,788,506		Gates Global, LLC, 2022 Term Loan B4–1st Lien, 8.307% (SOFR CME +3.500%), 11/16/2029	1,786,977
970,000		Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan–1st Lien, 6.657% (SOFR CME +1.750%), 3/1/2027	968,336
3,350,000	[2]	Koppers Holdings, Inc., Term Loan B–1st Lien, TBD, 3/8/2030	3,291,375
1,400,000		Watlow Electric Manufacturing Co., 2022 Incremental Term Loan B–1st Lien, 9.938% (SOFR CME +5.000%), 3/2/2028	1,393,882
2,420,095		Watlow Electric Manufacturing Co., Term Loan B–1st Lien, 8.688% (SOFR CME +3.750%), 3/2/2028	2,376,231
		TOTAL	13,089,064
		Finance Companies—0.3%
2,000,000		Mauser Packaging Solutions Holding Co., Term Loan B–1st Lien, 8.776% (SOFR CME +4.000%), 8/14/2026	1,987,500
		Food & Beverage—0.7%
1,865,000		Aramark Services, Inc., 2019 Term Loan B4–1st Lien, 6.590% (1-month USLIBOR +1.750%), 1/15/2027	1,846,360
2,940,113		City Brewing Co., LLC, Closing Date Term Loan–1st Lien, 8.330% (3-month USLIBOR +3.500%), 4/5/2028	1,243,256
1,497,519		US Foods, Inc., 2021 Term Loan B–1st Lien, 7.590% (1-month USLIBOR +2.750%), 11/22/2028	1,497,519
		TOTAL	4,587,135
		Gaming—3.0%
1,950,000		Caesars Entertainment Corp., Term Loan B–1st Lien, 8.157% (SOFR CME +3.250%), 2/6/2030	1,943,497
3,096,038		Century Casinos, Inc., 2022 Term Loan–1st Lien, 10.765% (SOFR CME +6.000%), 4/2/2029	2,983,806

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Gaming—continued
$2,772,116		Golden Entertainment, Inc., 2017 Term Loan–1st Lien, 7.860% (1-month USLIBOR +3.000%), 10/21/2024	$2,772,116
3,731,250		Great Canadian Gaming Corp., 2021 Term Loan–1st Lien, 8.947% (3-month USLIBOR +4.000%), 11/1/2026	3,712,594
2,554,170		J&J Ventures Gaming, LLC, Term Loan–1st Lien, 9.159% (3-month USLIBOR +4.000%), 4/26/2028	2,481,274
2,485,006		Scientific Games Holdings, LP, 2022 USD Term Loan B–1st Lien, 8.103% (SOFR CME +3.500%), 4/4/2029	2,454,528
1,985,000		Scientific Games International, Inc., 2022 USD Term Loan–1st Lien, 7.960% (SOFR CME +3.000%), 4/14/2029	1,973,001
975,101		Stars Group Holdings B.V., 2018 USD Incremental Term Loan–1st Lien, 7.409% (3-month USLIBOR +2.250%), 7/21/2026	975,763
		TOTAL	19,296,579
		Health Care—9.3%
3,251,910		AHP Health Partners, Inc., 2021 Term Loan B–1st Lien, 8.340% (1-month USLIBOR +3.500%), 8/24/2028	3,196,351
433,889	[2]	Athenahealth Group, Inc., 2022 Delayed Draw Term Loan–1st Lien, TBD, 2/15/2029	407,313
2,542,069		Athenahealth Group, Inc., 2022 Term Loan B–1st Lien, 8.259% (SOFR CME +3.500%), 2/15/2029	2,386,624
1,540,003		Avantor Funding, Inc., 2021 Term Loan B5–1st Lien, 7.090% (1-month USLIBOR +2.250%), 11/8/2027	1,540,850
2,477,500		Bausch & Lomb, Inc., Term Loan–1st Lien, 8.457% (SOFR CME +3.250%), 5/10/2027	2,412,119
2,068,944		Carestream Dental Equipment, Inc., 2017 Term Loan–1st Lien, 8.090% (1-month USLIBOR +3.250%), 9/1/2024	1,903,429
2,064,013		Carestream Dental Equipment, Inc., 2021 Term Loan–1st Lien, 9.340% (1-month USLIBOR +4.500%), 9/1/2024	1,917,468
5,000,000		Carestream Dental Equipment, Inc., 2021 Term Loan–2nd Lien, 12.840% (1-month USLIBOR +8.000%), 9/1/2025	4,700,000
1,114,685		Carestream Health, Inc., 2022 Term Loan–1st Lien, 12.498% (SOFR CME +7.500%), 9/30/2027	665,188
2,408,094		Curium BidCo S.a r.l., 2020 USD Term Loan–1st Lien, 9.409% (3-month USLIBOR +4.250%), 12/2/2027	2,341,872
392,701		Dermatology Intermediate Holdings III, Inc., 2022 Delayed Draw Term Loan–1st Lien, 8.926% (SOFR CME +4.250%) (partially unfunded), 3/30/2029	385,584
2,084,138		Dermatology Intermediate Holdings III, Inc., 2022 Term Loan B–1st Lien, 8.926% (SOFR CME +4.250%), 3/30/2029	2,046,363
11,586,773		Exactech, Inc., 2018 Term Loan B–1st Lien, 8.657% (SOFR CME +3.750%), 2/14/2025	8,530,761
1,812,157		Global Medical Response, Inc., 2017 Incremental Term Loan–1st Lien, 9.090% (1-month USLIBOR +4.250%), 3/14/2025	1,282,101
1,349,732		Global Medical Response, Inc., 2020 Term Loan B–1st Lien, 9.236% (3-month USLIBOR +4.250%), 10/2/2025	956,062
893,653		IQVIA, Inc., 2017 USD Term Loan B2–1st Lien, 6.590% (1-month USLIBOR +1.750%), 1/17/2025	895,328
2,264,446		IQVIA, Inc., 2018 USD Term Loan B3–1st Lien, 6.590% (1-month USLIBOR +1.750%), 6/11/2025	2,266,043
1,980,000		MDVIP, Inc., 2021 Term Loan–1st Lien, 8.340% (1-month USLIBOR +3.500%), 10/16/2028	1,957,725
1,000,000		MDVIP, Inc., 2021 Term Loan–2nd Lien, 11.340% (1-month USLIBOR +6.500%), 10/15/2029	900,000
1,467,575		Medline Borrower, LP, USD Term Loan B–1st Lien, 8.090% (1-month USLIBOR +3.250%), 10/23/2028	1,432,838
2,792,375		MH Sub I, LLC, 2017 Term Loan–1st Lien, 8.590% (1-month USLIBOR +3.750%), 9/13/2024	2,751,145
3,040,289		MH Sub I, LLC, 2020 Incremental Term Loan–1st Lien, 8.590% (1-month USLIBOR +3.750%), 9/13/2024	2,996,113
2,000,000		MH Sub I, LLC, 2021 Term Loan–2nd Lien, 11.057% (SOFR CME +6.250%), 2/23/2029	1,845,830
2,945,101		MPH Acquisition Holdings, LLC, 2021 Term Loan B–1st Lien, 9.203% (3-month USLIBOR +4.250%), 9/1/2028	2,530,960
1,968,161		National Mentor Holdings, Inc., 2021 Term Loan–1st Lien, 8.657%–8.748% (SOFR CME +3.750%), 3/2/2028	1,514,943
2,000,000		National Mentor Holdings, Inc., 2021 Term Loan–2nd Lien, 12.248% (SOFR CME +7.250%), 3/2/2029	1,205,000
15,419		National Mentor Holdings, Inc., 2021 Term Loan C–1st Lien, 8.748% (SOFR CME +3.750%), 3/2/2028	11,868
1,937,180		Navicure, Inc., 2019 Term Loan B–1st Lien, 8.840% (1-month USLIBOR +4.000%), 10/22/2026	1,933,858
1,345,456		RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B–1st Lien, 8.575% (3-month USLIBOR +3.750%), 11/16/2025	1,284,911
2,377,439		Team Health Holdings, Inc., 2022 Term Loan B–1st Lien, 10.057% (SOFR CME +5.250%), 3/2/2027	1,658,264
		TOTAL	59,856,911
		Independent Energy—1.1%
6,750,000		Ascent Resources Utica Holdings, LLC, 2020 Fixed Term Loan–2nd Lien, 13.815% (3-month USLIBOR +9.000%), 11/1/2025	7,169,074
		Industrial - Other—2.9%
995,000		FCG Acquisitions, Inc., 2022 Incremental Term Loan–1st Lien, 9.648% (SOFR CME +4.750%), 3/31/2028	972,613
2,744,463		Filtration Group Corp., 2018 Term Loan–1st Lien, 7.840% (1-month USLIBOR +3.000%), 3/29/2025	2,740,168
1,845,120		Filtration Group Corp., 2021 Incremental Term Loan–1st Lien, 8.340% (1-month USLIBOR +3.500%), 10/21/2028	1,822,821
2,077,000		Fluid-Flow Products, Inc., Term Loan–1st Lien, 8.909% (3-month USLIBOR +3.750%), 3/31/2028	2,013,828
1,500,000		Fluid-Flow Products, Inc., Term Loan–2nd Lien, 11.909% (3-month USLIBOR +6.750%), 3/29/2029	1,420,005
2,932,582		Madison IAQ, LLC, Term Loan–1st Lien, 8.302% (6-month USLIBOR +3.250%), 6/21/2028	2,798,050
1,038,817		Resideo Funding, Inc., 2021 Term Loan–1st Lien, 6.860%–7.120% (1-month USLIBOR +2.250%, 3-month USLIBOR +2.250%), 2/11/2028	1,032,647

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Industrial - Other—continued
$2,000,000		Roper Industrial Products Investment Co., LLC, USD Term Loan–1st Lien, 9.398% (SOFR CME +4.500%), 11/22/2029	$1,987,860
2,212,804		SPX Flow, Inc., 2022 Term Loan–1st Lien, 9.407% (SOFR CME +4.500%), 4/5/2029	2,117,388
1,871,448		Vertical US Newco, Inc., Term Loan B–1st Lien, 8.602% (6-month USLIBOR +3.500%), 7/30/2027	1,828,226
		TOTAL	18,733,606
		Insurance - P&C—5.7%
1,796,061		AmWINS Group, Inc., 2021 Term Loan B–1st Lien, 7.109% (1-month USLIBOR +2.250%), 2/19/2028	1,777,481
997,500		AmWINS Group, Inc., 2023 Incremental Term Loan B–1st Lien, 7.657% (SOFR CME +2.750%), 2/19/2028	994,697
1,629,518		AssuredPartners, Inc., 2020 Term Loan B–1st Lien, 8.340% (1-month USLIBOR +3.500%), 2/12/2027	1,616,686
1,883,497		AssuredPartners, Inc., 2021 Term Loan B–1st Lien, 8.340% (1-month USLIBOR +3.500%), 2/12/2027	1,864,068
990,375		AssuredPartners, Inc., 2022 Term Loan B4–1st Lien, 9.057% (SOFR CME +4.250%), 2/12/2027	989,137
1,521,214		Asurion, LLC, 2020 Term Loan B8–1st Lien, 8.090% (1-month USLIBOR +3.250%), 12/23/2026	1,415,277
2,000,000		Asurion, LLC, 2021 Term Loan B4–2nd Lien, 10.090% (1-month USLIBOR +5.250%), 1/20/2029	1,661,000
940,202		Asurion, LLC, 2021 Term Loan B9–1st Lien, 8.090% (1-month USLIBOR +3.250%), 7/31/2027	864,986
1,990,000		Asurion, LLC, 2022 Term Loan B10–1st Lien, 8.907% (SOFR CME +4.000%), 8/19/2028	1,842,004
1,775,934		Asurion, LLC, 2023 Term Loan B11–1st Lien, 9.157% (SOFR CME +4.250%), 8/19/2028	1,651,619
2,679,553		Hub International Ltd., 2018 Term Loan B–1st Lien, 7.818% (3-month USLIBOR +3.000%), 4/25/2025	2,675,051
1,361,138		Hub International Ltd., 2021 Term Loan B–1st Lien, 8.058% (3-month USLIBOR +3.250%), 4/25/2025	1,359,681
1,895,250		Hub International Ltd., 2022 Term Loan B–1st Lien, 8.728% (SOFR CME +4.000%), 11/10/2029	1,892,056
2,301,745		NFP Corp., 2020 Term Loan–1st Lien, 8.090% (1-month USLIBOR +3.250%), 2/15/2027	2,250,440
1,900,407		Ryan Specialty Group, LLC, Term Loan–1st Lien, 7.907% (SOFR CME +3.000%), 9/1/2027	1,901,005
7,795,978		Sedgwick Claims Management Services, Inc., 2023 Term Loan B–1st Lien, 8.557% (SOFR CME +3.750%), 2/17/2028	7,714,783
2,327,122		USI, Inc., 2017 Repriced Term Loan–1st Lien, 8.909% (3-month USLIBOR +3.750%), 5/16/2024	2,323,387
1,418,841		USI, Inc., 2019 Incremental Term Loan B–1st Lien, 8.409% (3-month USLIBOR +3.250%), 12/2/2026	1,419,728
392,197		USI, Inc., 2022 Incremental Term Loan–1st Lien, 8.626% (SOFR CME +3.750%), 11/22/2029	391,567
		TOTAL	36,604,653
		Leisure—0.3%
2,100,000		Formula One Holdings Ltd., Term Loan B–1st Lien, 8.057% (SOFR CME +3.250%), 1/15/2030	2,103,507
		Lodging—0.6%
1,817,381		Alterra Mountain Co., Term Loan B1–1st Lien, 7.590% (1-month USLIBOR +2.750%), 7/31/2024	1,818,799
1,845,375		Four Seasons Hotels Ltd., 2022 Term Loan B–1st Lien, 8.157% (SOFR CME +3.250%), 11/30/2029	1,848,069
		TOTAL	3,666,868
		Media Entertainment—6.5%
2,500,000		AVSC Holding Corp., 2018 Term Loan–2nd Lien, 12.056% (3-month USLIBOR +7.250%), 9/1/2025	2,248,450
1,835,054		AVSC Holding Corp., 2020 Term Loan B1–1st Lien, 8.080% (1-month USLIBOR +3.500%), 3/3/2025	1,774,660
1,488,035		AVSC Holding Corp., 2020 Term Loan B2–1st Lien, 11.080% (10.080% Cash 1-month USLIBOR +5.500%, 1.000% PIK), 10/15/2026	1,449,235
1,799,761		Clear Channel Outdoor Holdings, Inc., Term Loan B–1st Lien, 8.325% (3-month USLIBOR +3.500%), 8/21/2026	1,681,282
3,143,743		Comet Bidco Ltd., 2018 USD Term Loan B–1st Lien, 10.210% (6-month USLIBOR +5.000%), 9/30/2024	2,622,778
2,149,162		Cumulus Media New Holdings, Inc., Term Loan B–1st Lien, 8.575% (1-month USLIBOR +3.750%), 3/31/2026	1,993,348
945,000		E.W. Scripps Co. (The), 2018 Term Loan B–1st Lien, 6.922% (1-month USLIBOR +2.000%), 10/2/2024	941,338
3,105,490		Emerald Expositions Holding, Inc., 2017 Term Loan B–1st Lien, 7.340% (3-month USLIBOR +3.250%), 5/22/2024	3,077,028
1,504,057		Entercom Media Corp., 2019 Term Loan–1st Lien, 7.331% (1-month USLIBOR +2.500%), 11/18/2024	974,614
1,967,575		Gray Television, Inc., 2021 Term Loan D–1st Lien, 7.662% (1-month USLIBOR +3.000%), 12/1/2028	1,918,396
1,712,611		iHeartCommunications, Inc., 2020 Incremental Term Loan–1st Lien, 8.090% (1-month USLIBOR +3.250%), 5/1/2026	1,522,623
3,732,132		Magnite, Inc., Term Loan–1st Lien, 9.840%–10.235% (1-month USLIBOR +5.000%, 3-month USLIBOR +5.000%, 6-month USLIBOR +5.000%), 4/28/2028	3,592,177
1,869,907		NEP Group, Inc., Incremental Term Loan B–1st Lien, 8.840% (1-month USLIBOR +4.000%), 10/20/2025	1,749,915
1,993,657		NEP/NCP Holdco, Inc., 2018 Term Loan–1st Lien, 8.090% (1-month USLIBOR +3.250%), 10/20/2025	1,862,404
3,500,000		NEP/NCP Holdco, Inc., 2018 Term Loan–2nd Lien, 11.840% (1-month USLIBOR +7.000%), 10/19/2026	2,846,672
1,528,190		Nexstar Broadcasting, Inc., 2019 Term Loan B4–1st Lien, 7.340% (1-month USLIBOR +2.500%), 9/18/2026	1,526,662
526,866		Outfront Media Capital, LLC, 2019 Term Loan B–1st Lien, 6.590% (1-month USLIBOR +1.750%), 11/18/2026	519,184

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Media Entertainment—continued
$4,321,070		Recorded Books, Inc., 2021 Term Loan–1st Lien, 8.792% (SOFR CME +4.000%), 8/29/2025	$4,307,027
1,486,263		Sinclair Television Group, Inc., 2022 Term Loan B4–1st Lien, 8.657% (SOFR CME +3.750%), 4/21/2029	1,356,215
1,970,038		Univision Communications, Inc., 2022 Term Loan B–1st Lien, 8.090% (1-month USLIBOR +3.250%), 1/31/2029	1,938,852
1,885,750		Univision Communications, Inc., 2022 Term Loan B–1st Lien, 9.148% (SOFR CME +4.250%), 6/24/2029	1,875,850
		TOTAL	41,778,710
		Metals & Mining—0.2%
1,467,551		Grinding Media, Inc., 2021 Term Loan B–1st Lien, 8.701% (1-month USLIBOR +4.000%), 10/12/2028	1,386,835
		Oil Field Services—0.3%
1,870,313		ChampionX Corp., 2022 Term Loan B1–1st Lien, 8.058% (SOFR CME +3.250%), 6/7/2029	1,867,591
		Other—0.5%
2,000,000		ABG Intermediate Holdings 2, LLC, 2021 Term Loan–2nd Lien, 10.907% (SOFR CME +6.000%), 12/20/2029	1,857,500
1,478,781		ABG Intermediate Holdings 2, LLC, 2021 Term Loan B1–1st Lien, 8.407% (SOFR CME +3.500%), 12/21/2028	1,460,297
		TOTAL	3,317,797
		Packaging—1.3%
166,667		Anchor Glass Container Corp., 2016 Term Loan–2nd Lien, 12.562% (3-month USLIBOR +7.750%), 12/7/2024	36,927
234,600		Anchor Glass Container Corp., 2020 Incremental Term Loan–1st Lien, 10.210% (3-month USLIBOR +5.000%), 12/7/2023	172,431
2,925,576		Charter NEX US, Inc., 2021 Term Loan–1st Lien, 8.672% (SOFR CME +3.750%), 12/1/2027	2,894,273
1,378,667		Clydesdale Acquisition Holdings, Inc., Term Loan B–1st Lien, 9.082% (SOFR CME +4.175%), 4/13/2029	1,349,543
2,206,688		Trident TPI Holdings, Inc., 2017 USD Term Loan B1–1st Lien, 8.090% (1-month USLIBOR +3.250%), 10/17/2024	2,194,275
1,440,354		Trident TPI Holdings, Inc., 2021 Incremental Term Loan–1st Lien, 9.159% (3-month USLIBOR +4.000%), 9/15/2028	1,396,020
		TOTAL	8,043,469
		Pharmaceuticals—1.7%
1,950,000		Bausch Health Cos., Inc., 2022 Term Loan B–1st Lien, 10.093% (SOFR CME +5.250%), 2/1/2027	1,458,727
2,678,783		ICON Luxembourg S.a.r.l., LUX Term Loan–1st Lien, 7.410% (SOFR CME +2.250%), 7/3/2028	2,675,622
1,627,072		Jazz Financing Lux S.a.r.l., USD Term Loan–1st Lien, 8.340% (1-month USLIBOR +3.500%), 5/5/2028	1,622,833
3,882,383		Mallinckrodt International Finance S.A., 2022 USD Exit Term Loan–1st Lien, 10.228% (1-month USLIBOR +5.500%), 9/30/2027	2,825,482
1,506,056		Organon & Co., USD Term Loan–1st Lien, 8.000% (3-month USLIBOR +3.000%), 6/2/2028	1,507,306
709,649		PRA Health Sciences, Inc., US Term Loan–1st Lien, 7.409% (3-month USLIBOR +2.250%), 7/3/2028	708,812
		TOTAL	10,798,782
		Restaurant—1.0%
2,234,832		1011778 B.C. Unlimited Liability Co., Term Loan B4–1st Lien, 6.590% (1-month USLIBOR +1.750%), 11/19/2026	2,217,144
4,391,434		IRB Holding Corp., 2022 Term Loan B–1st Lien, 7.737% (SOFR CME +3.000%), 12/15/2027	4,325,255
		TOTAL	6,542,399
		Retailers—0.9%
941,358		ABG Intermediate Holdings 2, LLC, 2023 Term Loan B2–1st Lien, 9.407% (SOFR CME +4.000%), 12/21/2028	932,651
927,501		Academy Ltd., 2021 Term Loan–1st Lien, 8.412% (1-month USLIBOR +3.750%), 11/5/2027	931,673
1,500,000		Hanesbrands, Inc., 2023 Term Loan B–1st Lien, 8.557% (SOFR CME +3.750%), 3/8/2030	1,496,250
2,370,631		Petco Health and Wellness Co., Inc., 2021 Term Loan B–1st Lien, 8.410% (SOFR CME +3.250%), 3/3/2028	2,333,222
		TOTAL	5,693,796
		Services—2.5%
2,875,000		Covetrus, Inc., Term Loan–1st Lien, 9.898% (SOFR CME +5.000%), 10/13/2029	2,724,063
3,935,076		RLG Holdings, LLC, 2021 Term Loan–1st Lien, 8.840% (1-month USLIBOR +4.000%), 7/7/2028	3,804,234
4,000,000		RLG Holdings, LLC, 2021 Term Loan–2nd Lien, 12.340% (1-month USLIBOR +7.500%), 7/6/2029	3,660,000
2,935,808		Service Logic Acquisition, Inc., Term Loan–1st Lien, 8.825% (1-month USLIBOR +4.000%), 10/29/2027	2,895,440
2,217,790		USIC Holdings, Inc., 2021 Term Loan–1st Lien, 8.340% (1-month USLIBOR +3.500%), 5/12/2028	2,152,177
1,000,000		USIC Holdings, Inc., 2021 Term Loan–2nd Lien, 11.340% (1-month USLIBOR +6.500%), 5/14/2029	927,500
		TOTAL	16,163,414
		Technology—19.1%
308,642	[2]	ABG Intermediate Holdings 2, LLC, 2023 Delayed Draw Term Loan–1st Lien, TBD, 12/21/2028	305,787
2,470,000		Altar Bidco, Inc., 2021 Term Loan–1st Lien, 7.993% (SOFR CME +3.100%), 2/1/2029	2,358,084

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$2,000,000		Altar Bidco, Inc., 2021 Term Loan–2nd Lien, 10.493% (SOFR CME +5.600%), 2/1/2030	$1,770,630
2,650,189		Applied Systems, Inc., 2022 Extended Term Loan–1st Lien, 9.398% (SOFR CME +4.500%), 9/18/2026	2,650,189
2,211,316		AppLovin Corp., 2021 Term Loan B–1st Lien, 7.976% (SOFR CME +3.100%), 10/25/2028	2,203,256
1,927,690		Atlas Purchaser, Inc., 2021 Term Loan–1st Lien, 10.385% (3-month USLIBOR +5.250%), 5/8/2028	1,341,152
1,000,000		Atlas Purchaser, Inc., 2021 Term Loan–2nd Lien, 14.008% (3-month USLIBOR +9.000%), 5/7/2029	707,500
1,976,446		Banff Merger Sub, Inc., 2021 USD Term Loan–1st Lien, 8.590% (1-month USLIBOR +3.750%), 10/2/2025	1,954,834
2,000,000		Banff Merger Sub, Inc., 2021 USD Term Loan–2nd Lien, 10.340% (1-month USLIBOR +5.500%), 2/27/2026	1,938,130
2,992,500		Barracuda Networks, Inc., 2022 Term Loan–1st Lien, 9.176% (SOFR CME +4.500%), 8/15/2029	2,888,705
4,000,000		Barracuda Networks, Inc., 2022 Term Loan–2nd Lien, 11.676% (SOFR CME +7.000%), 8/15/2030	3,586,680
1,975,000		CCC Intelligent Solutions, Inc., Term Loan–1st Lien, 7.090% (1-month USLIBOR +2.250%), 9/21/2028	1,963,071
1,850,000		CDK Global, Inc., 2022 USD Term Loan B–1st Lien, 9.148% (SOFR CME +4.250%), 7/6/2029	1,847,160
665,000		Ciena Corp., 2023 Term Loan B–1st Lien, 7.191% (SOFR CME +2.500%), 1/18/2030	665,835
2,000,000		Cloud Software Group, Inc., 2022 USD Term Loan–1st Lien, 9.498% (SOFR CME +4.500%), 3/30/2029	1,825,000
2,212,544		Cloudera, Inc., 2021 Term Loan–1st Lien, 8.657% (1-month USLIBOR +3.750%), 10/8/2028	2,118,511
1,000,000		Cloudera, Inc., 2021 Term Loan–2nd Lien, 10.907% (1-month USLIBOR +6.000%), 10/8/2029	890,420
1,448,942		CoreLogic, Inc., Term Loan–1st Lien, 8.375% (1-month USLIBOR +3.500%), 6/2/2028	1,240,403
1,959,698		DCert Buyer, Inc., 2019 Term Loan B–1st Lien, 8.696% (SOFR CME +4.000%), 10/16/2026	1,923,267
2,000,000		DCert Buyer, Inc., 2021 Term Loan–2nd Lien, 11.696% (3-month USLIBOR +7.000%), 2/19/2029	1,859,440
1,969,063		Diebold Nixdorf, Inc., 2022 USD Term Loan–1st Lien, 10.240%–10.479% (SOFR CME +5.250%), 7/15/2025	1,007,511
4,641,759		Digi International, Inc., Term Loan B–1st Lien, 9.840% (1-month USLIBOR +5.000%), 11/1/2028	4,642,181
1,752,842		Dun & Bradstreet Corp. (The), Term Loan–1st Lien, 8.095% (1-month USLIBOR +3.250%), 2/6/2026	1,752,474
2,900,203		Epicor Software Corp., 2020 Term Loan–1st Lien, 8.090% (1-month USLIBOR +3.250%), 7/30/2027	2,854,221
2,199,666		Gainwell Acquisition Corp., Term Loan B–1st Lien, 8.998% (SOFR CME +4.000%), 10/1/2027	2,106,180
920,534		Go Daddy Operating Co., LLC, 2021 Term Loan B4–1st Lien, 6.840% (1-month USLIBOR +2.000%), 8/10/2027	919,062
997,500		Go Daddy Operating Co., LLC, 2022 Term Loan B5–1st Lien, 8.057% (SOFR CME +3.250%), 11/9/2029	998,178
2,330,716		GoTo Group, Inc., Term Loan B–1st Lien, 9.590% (1-month USLIBOR +4.750%), 8/31/2027	1,343,390
1,796,392		Greeneden U.S. Holdings II, LLC, 2020 USD Term Loan B4–1st Lien, 8.840% (1-month USLIBOR +4.000%), 12/1/2027	1,773,514
2,305,120		Hyland Software, Inc., 2018 Term Loan–1st Lien, 8.340% (1-month USLIBOR +3.500%), 7/1/2024	2,283,982
1,280,000		Hyland Software, Inc., 2021 Term Loan–2nd Lien, 11.090% (1-month USLIBOR +6.250%), 7/7/2025	1,228,800
1,916,429		II-VI, Inc., 2022 Term Loan B–1st Lien, 7.672% (1-month USLIBOR +2.750%), 7/2/2029	1,902,055
223,307		Marcel LUX IV S.a.r.l., 2020 USD Term Loan B–1st Lien, 8.664% (SOFR CME +4.000%), 12/31/2027	222,469
744,201		Marcel LUX IV S.a.r.l., USD Term Loan B1–1st Lien, 7.914% (SOFR CME +3.250%), 3/15/2026	743,271
1,000,000		Mitchell International, Inc., 2021 Term Loan–2nd Lien, 11.340% (1-month USLIBOR +6.500%), 10/15/2029	873,750
1,727,954		Mitchell International, Inc., 2021 Term Loan B–1st Lien, 8.502% (1-month USLIBOR +3.750%), 10/15/2028	1,638,118
4,785,223		MLN US Holdco, LLC, 2018 Term Loan–1st Lien, 9.557% (3-month USLIBOR +4.500%), 11/30/2025	1,351,825
1,876,788		NCR Corp., 2019 Term Loan–1st Lien, 7.330% (3-month USLIBOR +2.500%), 8/28/2026	1,854,885
2,500,000		NEXUS Buyer, LLC, 2021 Term Loan–2nd Lien, 11.090% (1-month USLIBOR +6.250%), 11/5/2029	2,234,375
2,804,600		NEXUS Buyer, LLC, Term Loan B–1st Lien, 8.590% (1-month USLIBOR +3.750%), 11/9/2026	2,559,198
1,650,000	[2]	Open Text Corp., 2022 Term Loan B–1st Lien, TBD, 1/31/2030	1,647,764
2,272,652		Optiv Security, Inc., Term Loan–1st Lien, 8.090% (3-month USLIBOR +3.250%), 2/1/2024	2,239,130
2,000,000		Optiv Security, Inc., Term Loan–2nd Lien, 12.090% (1-month USLIBOR +7.250%), 1/31/2025	1,907,000
1,709,577		Planview Parent, Inc., Term Loan–1st Lien, 9.159% (3-month USLIBOR +4.000%), 12/17/2027	1,623,748
2,895,900		Project Alpha Intermediate Holding, Inc., 2021 Term Loan B–1st Lien, 8.850% (1-month USLIBOR +4.000%), 4/26/2024	2,882,622
1,347,017		Project Boost Purchaser, LLC, 2019 Term Loan B–1st Lien, 8.340% (1-month USLIBOR +3.500%), 6/1/2026	1,330,604
1,461,313		Project Boost Purchaser, LLC, 2021 Incremental Term Loan–1st Lien, 8.340% (1-month USLIBOR +3.500%), 5/30/2026	1,437,874
2,905,278		Rackspace Technology Global, Inc., 2021 Term Loan B–1st Lien, 7.595% (3-month USLIBOR +2.750%), 2/15/2028	1,579,614
1,335,347		Renaissance Holding Corp., 2018 Term Loan–1st Lien, 8.090% (1-month USLIBOR +3.250%), 5/30/2025	1,301,022
1,500,000		Renaissance Holding Corp., 2018 Term Loan–2nd Lien, 9.234%–11.840% (1-month USLIBOR +7.000%, SOFR CME +4.500%), 5/29/2026	1,475,092
1,888,380		Renaissance Holding Corp., 2022 Incremental Term Loan–1st Lien, 9.234% (SOFR CME +4.500%), 4/1/2027	1,884,056

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$1,400,000	[2]	Renaissance Holding Corp., 2023 Term Loan B, TBD, 3/15/2030	$1,364,013
1,823,216		Rocket Software, Inc., 2018 Term Loan–1st Lien, 9.090% (1-month USLIBOR +4.250%), 11/28/2025	1,793,817
2,396,292		S2P Acquisition Borrower, Inc., Term Loan–1st Lien, 8.907% (SOFR CME +4.000%), 8/14/2026	2,363,942
1,000,000		Sally Holdings, LLC, 2023 Term Loan B–1st Lien, 7.306% (SOFR CME +2.500%), 2/28/2030	998,750
1,085,087		Science Applications International Corp., 2020 Incremental Term Loan B–1st Lien, 6.782% (SOFR CME +1.875%), 3/12/2027	1,086,308
1,915,000		Severin Acquisition, LLC, 2018 Term Loan B–1st Lien, 7.676% (SOFR CME +3.000%), 8/1/2025	1,915,957
1,483,763		Sophia, L.P., 2022 Incremental Term Loan B–1st Lien, 9.057% (SOFR CME +4.250%), 10/7/2027	1,472,634
1,466,419		Sophia, LP, 2021 Term Loan B–1st Lien, 8.659% (3-month USLIBOR +3.500%), 10/7/2027	1,451,762
1,018,137		SS&C Technologies, Inc., 2022 Term Loan B6–1st Lien, 7.157% (SOFR CME +2.250%), 3/22/2029	1,011,601
1,534,314		SS&C Technologies, Inc., 2022 Term Loan B7–1st Lien, 7.157% (SOFR CME +2.250%), 3/22/2029	1,524,463
1,339,546		Tempo Acquisition, LLC, 2022 Term Loan B–1st Lien, 7.807% (SOFR CME +3.000%), 8/31/2028	1,339,968
202,307		Trans Union, LLC, 2021 Term Loan B6–1st Lien, 7.090% (1-month USLIBOR +2.250%), 12/1/2028	207,448
3,389,615		Ultimate Software Group, Inc. (The), 2021 Term Loan–1st Lien, 8.032% (3-month USLIBOR +3.250%), 5/4/2026	3,308,586
1,900,000		Ultimate Software Group, Inc. (The), 2021 Term Loan–2nd Lien, 10.032% (3-month USLIBOR +5.250%), 5/3/2027	1,830,650
2,397,879		Ultimate Software Group, Inc. (The), Term Loan B–1st Lien, 8.575% (3-month USLIBOR +3.750%), 5/4/2026	2,363,721
2,329,906		Veritas US, Inc., 2021 USD Term Loan B–1st Lien, 9.840% (1-month USLIBOR +5.000%), 9/1/2025	1,781,726
2,927,371		VS Buyer, LLC, Term Loan B–1st Lien, 7.700% (2-month USLIBOR +3.000%), 2/28/2027	2,904,187
2,932,500		Weld North Education, LLC, 2021 Term Loan B–1st Lien, 8.600% (1-month USLIBOR +3.750%), 12/21/2027	2,925,785
1,500,000		World Wide Technology Holding Co., LLC, Term Loan–1st Lien, 8.015% (SOFR CME +3.250%), 3/1/2030	1,498,125
		TOTAL	122,779,462
		Transportation Services—1.2%
1,917,950		Buckeye Partners, LP, 2021 Term Loan B–1st Lien, 7.090% (1-month USLIBOR +2.250%), 11/1/2026	1,915,821
2,387,692		Genesee & Wyoming, Inc. (New), Term Loan–1st Lien, 6.998% (3-month USLIBOR +2.000%), 12/30/2026	2,375,754
1,662,500		SkyMiles IP Ltd., 2020 Skymiles Term Loan B–1st Lien, 8.558% (3-month USLIBOR +3.750%), 10/20/2027	1,725,683
1,887,627		United Airlines, Inc., 2021 Term Loan B–1st Lien, 8.568% (3-month USLIBOR +3.750%), 4/21/2028	1,878,424
		TOTAL	7,895,682
		Utility - Electric—0.5%
2,016,050		Calpine Construction Finance Co., LP, 2017 Term Loan B–1st Lien, 6.840% (1-month USLIBOR +2.000%), 1/15/2025	2,015,496
915,385		Calpine Corp., 2020 Term Loan B5–1st Lien, 7.350% (1-month USLIBOR +2.500%), 12/16/2027	912,671
		TOTAL	2,928,167
		Wireless Communications—0.4%
2,657,066		Iridium Satellite, LLC, 2021 Term Loan B2–1st Lien, 7.407% (SOFR CME +2.500%), 11/4/2026	2,658,727
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $545,099,352)	519,933,535
		CORPORATE BONDS—6.1%
		Aerospace/Defense—0.6%
63,000		Howmet Aerospace, Inc., Sr. Unsecd. Note, 6.875%, 5/1/2025	65,461
2,000,000		TransDigm, Inc., Sec. Fac. Bond, 144A, 6.750%, 8/15/2028	2,022,500
2,000,000		TransDigm, Inc., Sec. Fac. Bond, 144A, 8.000%, 12/15/2025	2,038,750
		TOTAL	4,126,711
		Airlines—0.3%
1,475,000		American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	1,453,379
425,000		Mileage Plus Holdings LLC, 144A, 6.500%, 6/20/2027	424,050
		TOTAL	1,877,429
		Automotive—0.2%
1,000,000		Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	675,881
850,000		Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/27/2024	858,372
		TOTAL	1,534,253
		Banking—0.1%
350,000		Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	329,548

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—0.1%
$1,000,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	$793,938
	Cable Satellite—0.3%
1,000,000	DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	906,660
1,000,000	DISH Network Corp., Sec. Fac. Bond, 144A, 11.750%, 11/15/2027	971,055
	TOTAL	1,877,715
	Chemicals—0.2%
1,000,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	1,000,425
	Consumer Cyclical Services—0.1%
500,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	493,252
	Consumer Non-Cyclical - Health Care—0.0%
240,000	CVS Health Corp., Sr. Unsecd. Note, 5.000%, 2/20/2026	242,819
	Consumer Products—0.1%
1,000,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	914,650
	Diversified Manufacturing—0.3%
900,000	Honeywell International, Inc., Sr. Unsecd. Note, 4.850%, 11/1/2024	906,318
1,075,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	1,093,726
	TOTAL	2,000,044
	Finance Companies—0.4%
800,000	American Express Co., Sr. Unsecd. Note, 5.528% (SOFR +0.760%), 2/13/2026	794,013
1,250,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.200%, 1/17/2025	1,252,731
300,000	Met Life Glob Funding I, Sec. Fac. Bond, 144A, 5.000%, 1/6/2026	302,000
	TOTAL	2,348,744
	Financial Institution - Banking—0.2%
1,000,000	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.650%, 1/27/2026	942,529
	Financial Institutions—0.0%
300,000	New York Life Global Funding, Sec. Fac. Bond, 144A, 4.700%, 4/2/2026	300,439
	Gaming—0.7%
1,000,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	892,920
875,000	Caesars Entertainment Corp., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	891,113
900,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	882,000
1,500,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2028	1,486,462
	TOTAL	4,152,495
	Health Care—0.7%
3,500,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	2,949,083
1,375,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	1,005,682
500,000	MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	397,975
	TOTAL	4,352,740
	Independent Energy—0.2%
1,500,000	EQT Corp., Sr. Unsecd. Note, 6.625%, 2/1/2025	1,510,421
	Insurance - P&C—0.3%
1,675,000	NFP Corp., Sec. Fac. Bond, 144A, 7.500%, 10/1/2030	1,620,202
	Media Entertainment—0.2%
601,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	457,487
1,000,000	iHeartCommunications, Inc., 6.375%, 5/1/2026	883,435
	TOTAL	1,340,922
	Midstream—0.2%
1,000,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	1,004,970
	Packaging—0.2%
1,000,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 4/30/2025	985,945

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$500,000		Bway Holding Co., 144A, 7.875%, 8/15/2026	$500,453
		TOTAL	1,486,398
		Technology—0.4%
1,000,000		Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025	996,468
1,854,000		Diebold Nixdorf, Inc., Sec. Fac. Bond, 144A, 9.375%, 7/15/2025	950,175
1,000,000		NCR Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	866,249
		TOTAL	2,812,892
		Transportation Services—0.3%
2,200,000		Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	2,117,049
		Utility - Electric—0.0%
130,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 6.051%, 3/1/2025	132,317
		TOTAL CORPORATE BONDS (IDENTIFIED COST $42,056,268)	39,312,902
		ASSET-BACKED SECURITIES—5.6%
		Automotive—0.1%
200,000		Toyota Auto Receivables Owner 2022-D, Class A2B, 5.517%, 1/15/2026	200,171
500,000		Volkswagen Auto Lease Trust 2022-A, Class A3, 3.440%, 7/21/2025	490,053
		TOTAL	690,224
		Construction Machinery—0.1%
500,000		John Deere Owner Trust 2023-A, Class A2, 5.280%, 3/16/2026	502,036
		Credit Card—0.1%
750,000		Evergreen Credit Card Trust 2022-CRT2 C, Class C, 7.440%, 11/16/2026	740,070
		Equipment Lease—0.1%
675,000		DLLAD LLC 2023-1A, Class A2, 5.190%, 4/20/2026	677,555
		Finance Companies—4.7%
1,000,000	[1]	Anchorage Capital CLO, LTD. 2020-15A, Class DR, 8.208% (3-month USLIBOR +3.400%), 7/20/2034	909,655
1,600,000	[1]	Ballyrock Ltd. 2020-14A, Class C, 8.408% (3-month USLIBOR +3.600%), 1/20/2034	1,464,268
500,000		BMW Vehicle Lease Trust 2023-1, Class A2, 5.270%, 2/25/2025	500,162
750,000	[1]	Dryden Senior Loan Fund 2021-87A, Class D, 7.865% (3-month USLIBOR +2.950%), 5/20/2034	681,242
500,000	[1]	Dryden Senior Loan Fund 2021-90A, Class D, 7.915% (3-month USLIBOR +3.000%), 2/20/2035	449,266
500,000	[1]	Elmwood CLO 23 Ltd. 2023-2A, Class A, 6.857% (CME Term SOFR 3 Month +1.800%), 4/16/2036	498,974
500,000	[1,2]	Elmwood CLO 23 Ltd. 2023-2A, Class B, TBD, 4/16/2036	498,699
500,000	[1,2]	Elmwood CLO XI Ltd. 2021-4A, Class D, TBD, 10/20/2034	469,458
400,000		Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	403,529
280,000		Enterprise Fleet Financing LLC 2023-1, Class A2, 5.510%, 1/22/2029	279,531
850,000		Evergreen Credit Card Trust 2022-CRT2, Class B, 6.560%, 11/16/2026	845,411
600,000		Evergreen Credit Card Trust Series 2023-CRT3, Class B, 6.580%, 2/16/2027	598,954
850,000		GM Financial Securitized Term 2023-1, Class A2A, 5.190%, 3/16/2026	852,279
750,000	[1]	GoldenTree Loan Management US 2020-7A, Class CR, 6.858% (3-month USLIBOR +2.050%), 4/20/2034	728,270
1,500,000	[1]	GoldenTree Loan Management US 2020-7A, Class DR, 7.958% (3-month USLIBOR +3.150%), 4/20/2034	1,400,931
1,750,000	[1]	Magnetite CLO Ltd. 2020-28A, Class ER, 10.958% (3-month USLIBOR +6.150%), 1/20/2035	1,657,733
1,250,000		Master Credit Card Trust 2023-1A, Class A, 4.700%, 6/21/2027	1,246,077
500,000		MMAF Equipment Finance LLC 2022-B, Class A2, 5.570%, 9/9/2025	500,836
1,000,000	[1]	Neuberger Berman CLO Ltd. 2020-39A, Class D, 8.408% (3-month USLIBOR +3.600%), 1/20/2032	945,893
500,000		Nissan Auto Lease Trust 2023-A, Class A2A, 5.100%, 3/17/2025	499,648
1,250,000	[1]	OCP CLO Ltd. 2019-16A, Class DR, 7.960% (3-month USLIBOR +3.150%), 4/10/2033	1,133,414
2,250,000	[1]	OCP CLO Ltd. 2020-18A, Class DR, 8.008% (3-month USLIBOR +3.200%), 7/20/2032	2,100,643
2,250,000	[1]	OCP CLO Ltd. 2020-8RA, Class C, 8.542% (3-month USLIBOR +3.750%), 1/17/2032	2,047,279
1,250,000	[1]	Pikes Peak CLO 2021-7A, Class D, 8.358% (3-month USLIBOR +3.400%), 2/25/2034	1,118,444
1,000,000	[1]	Rockland Park CLO Ltd. 2021-1A, Class C, 6.708% (3-month USLIBOR +1.900%), 4/20/2034	953,253

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Finance Companies—continued
$1,000,000	[1]	Stratus CLO 2021-2A, Class E, 10.558% (3-month USLIBOR +5.750%), 12/28/2029	$913,124
1,000,000	[1]	Stratus CLO 2022-1A, Class D, 8.889% (SOFR CME +4.250%), 7/20/2030	967,252
2,000,000	[1]	Stratus CLO 2022-1A, Class E, 12.139% (SOFR CME +7.500%), 7/20/2030	1,802,475
2,000,000	[1]	Symphony CLO Ltd. 2016 - 18A, Class DR, 8.065% (3-month USLIBOR +3.250%), 7/23/2033	1,845,857
500,000	[1]	Symphony CLO Ltd. 2021-29A, Class D, 7.942% (3-month USLIBOR +3.150%), 1/15/2034	470,412
1,000,000		World Omni Auto Receivables Trust 2023-A, Class A2A, 5.180%, 7/15/2026	1,003,022
		TOTAL	29,785,991
		Financial Institutions—0.5%
500,000		Hyundai Auto Lease Securitization Trust 2023 - A, Class A2A, 5.200%, 4/15/2025	499,852
500,000	[1]	Palmer Square Loan Funding Ltd. 2022-2A, Class C, 7.757% (SOFR CME +3.100%), 10/15/2030	470,170
250,000	[1]	Palmer Square Loan Funding Ltd., 2022-2A, Class D, 10.857% (SOFR CME +6.200%), 10/15/2030	227,840
1,200,000	[1]	Palmer Square Loan Funding Ltd., 2022-5A, Class C, 8.568% (SOFR CME +3.910%), 1/15/2031	1,162,110
900,000		Toyota Auto Receivables Owner Trust 2023-A, Class A2, 5.050%, 1/15/2026	899,854
		TOTAL	3,259,826
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $37,494,169)	35,655,702
		COMMON STOCKS—0.2%
		Consumer Cyclical Services—0.0%
46,202	[3]	Constellis Holdings LLC	14,461
		Health Care—0.2%
180,104	[3]	Carestream Health, Inc.	1,125,650
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,853,541)	1,140,111
		INVESTMENT COMPANY—0.5%
3,445,147		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.82%[4] (IDENTIFIED COST $3,444,458)	3,444,458
		TOTAL INVESTMENT IN SECURITIES—93.4% (IDENTIFIED COST $631,947,788)	599,486,708
		OTHER ASSETS AND LIABILITIES - NET—6.6%[5]	42,373,275
		TOTAL NET ASSETS—100%	$641,859,983
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 6/30/2022	$4,959,566
Purchases at Cost	$360,052,976
Proceeds from Sales	$(361,576,700)
Change in Unrealized Appreciation/Depreciation	$251
Net Realized Gain/(Loss)	$8,365
Value as of 3/31/2023	$3,444,458
Shares Held as of 3/31/2023	3,445,147
Dividend Income	$260,440

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of the security represents unsettled loan commitments at March 31, 2023, where the rate will be determined at time of settlement.
3	Non-income-producing security.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2023.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities and floating rate loans are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;

◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$519,933,535	$—	$519,933,535
Corporate Bonds	—	39,312,902	—	39,312,902
Asset-Backed Securities	—	35,655,702	—	35,655,702
Equity Securities:
Common Stocks
Domestic	1,140,111	—	—	1,140,111
Investment Company	3,444,458	—	—	3,444,458
TOTAL SECURITIES	$4,584,569	$594,902,139	$—	$599,486,708

The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
PIK	—Payment in Kind
SOFR	—Secured Overnight Financing Rate
TBD	—To Be Determined